Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net (loss) earnings	$ (4,149)	$ 658
Adjustments for:
Reclamation expenditures	(27)	(24)
Items not affecting cash:
Depreciation and depletion	983	990
Share of net earnings related to associates and joint venture	(83)	(189)
Impairment of mining interests, net	4,727	244
Share-based compensation	25	30
Gain on disposition of mining interest, net of transaction costs		(42)
Revision of estimates and accretion of closure cost obligations	46	20
Deferred income tax recovery	(768)	(661)
Other	27	40
Change in working capital	10	145
Net cash provided by operating activities	791	1,211
Investing activities
Acquisitions of mining interests		(266)
Expenditures on mining interests	(1,155)	(1,075)
Return of capital investment in associate	141	65
Proceeds from dispositions of mining interests, net of transaction costs		320
Interest paid	(60)	(35)
Purchases of short-term investments and equity securities, net	(30)	(48)
Settlement of deferred payment obligation	(27)	(5)
Other	(4)	(61)
Net cash used in investing activities	(1,135)	(1,105)
Financing activities
Proceeds from issuance of term loans, net of borrowing costs	400
Debt repayments	(500)
Draw down (repayment) of credit facility, net	480	(30)
Finance lease payments	(8)	(6)
Dividends paid to shareholders	(59)	(62)
Common shares issued		1
Purchase of shares pursuant to Normal Course Issuer Bid	(21)
Net cash provided by (used in) financing activities	292	(97)
Effect of exchange rate changes on cash and cash equivalents	0	0
(Decrease) increase in cash and cash equivalents	(52)	9
Cash and cash equivalents, beginning of the year	186	157
Cash and cash equivalents reclassified as held for sale at the beginning of the year		20
Cash and cash equivalents, end of the year	$ 134	$ 186